(LOSS) EARNING PER SHARE - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
(LOSS) EARNING PER SHARE
Shares issued to depository bank (in shares)	7,800,000	0	6,700,002